Financial Highlights (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Per Unit operating performance [Abstract]
Net asset value, beginning of period (in dollars per unit)	$ 12.22		$ 11.37		$ 12.62
Interest Income (in dollars per unit)	$ 0	[1]	$ 0.01		$ 0.01
Expenses (in dollars per unit)	$ (1.10)		$ (0.88)		$ (0.92)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ 3.42	[2]	$ 1.72	[2]	$ (0.34)	[2]
Net Income (Loss) (in dollars per unit)	$ 2.32	[3]	$ 0.85	[3]	$ (1.25)	[3]
Net asset value, end of period (in dollars per unit)	$ 14.54		$ 12.22		$ 11.37
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(8.70%)		(7.50%)		(7.70%)
Expenses before Incentive Fees (in hundredths)	6.20%		7.60%		7.80%
Expenses after Incentive Fees (in hundredths)	8.70%		7.60%		7.80%
Total return before incentive fees (in hundredths)	21.60%		7.50%		(9.90%)
Total return after incentive fees (in hundredths)	19.00%		7.50%		(9.90%)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Per Unit operating performance [Abstract]
Net asset value, beginning of period (in dollars per unit)	$ 16.27		$ 17.83		$ 20.94
Interest Income (in dollars per unit)	$ 0	[1]	$ 0.01		$ 0.01
Expenses (in dollars per unit)	$ (1.01)		$ (1.30)		$ (1.58)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ 5.83	[2]	$ (0.27)	[2]	$ (1.54)	[2]
Net Income (Loss) (in dollars per unit)	$ 4.82	[3]	$ (1.56)	[3]	$ (3.11)	[3]
Net asset value, end of period (in dollars per unit)	$ 21.09		$ 16.27		$ 17.83
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(6.20%)		(7.70%)		(7.90%)
Expenses before Incentive Fees (in hundredths)	6.20%		7.70%		8.00%
Expenses after Incentive Fees (in hundredths)	6.20%		7.70%		8.00%
Total return before incentive fees (in hundredths)	29.60%		(8.70%)		(14.90%)
Total return after incentive fees (in hundredths)	29.60%		(8.70%)		(14.90%)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Per Unit operating performance [Abstract]
Net asset value, beginning of period (in dollars per unit)	$ 10.54		$ 9.69		$ 9.77
Interest Income (in dollars per unit)	$ 0	[1]	$ 0	[1]	$ 0.01
Expenses (in dollars per unit)	$ (0.67)		$ (0.84)		$ (0.81)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ 2.85	[4]	$ 1.69	[4]	$ 0.72	[4]
Net Income (Loss) (in dollars per unit)	$ 2.18	[3]	$ 0.85	[3]	$ (0.08)	[3],[5]
Net asset value, end of period (in dollars per unit)	$ 12.72		$ 10.54		$ 9.69
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(6.50%)		(8.10%)		(8.20%)
Expenses before Incentive Fees (in hundredths)	6.60%		8.10%		8.20%
Expenses after Incentive Fees (in hundredths)	6.60%		8.10%		8.20%
Total return before incentive fees (in hundredths)	20.70%		8.80%		(0.80%)
Total return after incentive fees (in hundredths)	20.70%		8.80%		(0.80%)

[1]	Amount less than 0.005%.
[2]	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.
[3]	Based on change in net asset value per Unit.
[4]	Realized/Unrealized Income is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.
[5]	The decrease in the net asset value per Unit, while Charter Campbell incurred a net gain for the year ended December 31, 2012, is due to the timing of redemption of Units throughout the year.